Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,392,755	¥ 1,363,266
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	523,437	582,606
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 869,318	¥ 780,660